Acquisition of Petrogas Energy Corporation (Tables)	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
Schedule of Final Purchase Price Allocation
The following table summarizes the purchase price allocation representing the consideration paid and the estimated fair value of the net assets acquired as at December 15, 2020. The purchase price allocation was completed prior to the end of the measurement period and reflects Management's best estimate of the fair value of Petrogas' assets and liabilities. In 2021, goodwill was increased by approximately $147 million (Note 11) based on new information obtained during the measurement period.

Fair value of previously held interest in AltaGas Idemitsu Joint Venture LP (AIJVLP) on the acquisition date	$631
Less: Carrying value of previously held interest in AIJVLP	(609)
Gain on re-measurement of previously held interest	$22

Purchase consideration for an additional 37 percent of Petrogas	$715
Deemed settlement of intercompany debt	120
Fair value of previously held interest on the acquisition date	631
Less: Fair value assigned to net assets
Current assets	542
Property, plant and equipment	499
Intangible assets	8
Operating right-of-use assets	196
Investments accounted for by the equity method	125
Current liabilities	(521)
Long-term debt	(48)
Asset retirement obligations	(18)
Deferred income taxes	7
Operating lease liabilities	(155)
Other long-term liabilities	(20)
Fair value of net assets acquired	$615
Fair value of AIJVLP's non-controlling interest in Petrogas on the acquisition date	467
Goodwill	$1,318